Long-term investments	12 Months Ended
Dec. 31, 2017
Long-term Investments [Abstract]
Long-term investments
9. Long-term investments:

	December 31, 2017	December 31, 2016
Cummins Westport Inc. (a)	$6,799	$10,950
Weichai Westport Inc.	1,824	1,824
Other equity accounted investees	679	648
	$9,302	$13,422
(a)   Cummins Westport Inc.:

The Company entered into a joint venture with Cummins Inc. ("Cummins") on March 7, 2001. The joint venture term is scheduled to end on December 31, 2021 and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

On February 20, 2012, the joint venture agreement ("JVA") was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties revised certain economic terms of the JVA. Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the amended JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a VIE. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2017	2016	2015
Investment income under the equity method	$12,482	$5,606	$16,339
Dividends received	16,633	10,198	20,464

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not contractually required to provide.

The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2017		Balance at December 31, 2016
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$6,799	$6,799	$10,950	$10,950
Accounts receivable in CWI	150	150	236	236
9. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2017	December 31, 2016
Current assets:
Cash and short-term investments	$91,720	$95,623
Accounts receivable	10,925	5,018
Other current assets	—	209
Long-term assets:
Property, plant and equipment	1,245	1,074
Deferred income tax assets	28,096	45,321
Total assets	$131,986	$147,245
Current liabilities:
Current portion of warranty liability	$25,866	$26,206
Current portion of deferred revenue	22,157	20,070
Accounts payable and accrued liabilities	12,603	7,125
	60,626	53,401
Long-term liabilities:
Warranty liability	16,253	27,282
Deferred revenue	38,321	41,788
Other long-term liabilities	3,175	2,863
	57,749	71,933
Total liabilities	$118,375	$125,334

	Years ended December 31,
	2017	2016	2015
Product revenue	$235,220	$205,235	$274,033
Parts revenue	82,077	71,230	57,849
	317,297	276,465	331,882
Cost of revenue and expenses:
Cost of product and parts revenue	207,840	199,317	230,508
Research and development	30,733	36,066	30,165
General and administrative	1,113	1,136	1,414
Sales and marketing	19,675	23,047	21,236
Foreign exchange (gain) loss	51	8	28
Bank charges, interest and other	609	695	817
	260,021	260,269	284,168
Income from operations	57,276	16,196	47,714
Interest and investment income	982	552	367
Income before income taxes	58,258	16,748	48,081
Income tax expense (recovery):
Current	16,068	4,680	19,785
Deferred (1)	17,226	856	(1,565)
	33,294	5,536	18,220
Income for the year	$24,964	$11,212	$29,861

(1)    As a result of the U.S. tax reform substantially enacted in the fourth quarter of 2017, CWI recorded a deferred tax expense of $13,423 in 2017 arising from related adjustments to deferred income tax assets.